Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%
State taxes, net of federal benefit
Change in valuation allowance	(21.00%)	(21.00%)
Effective Tax Rate